Earnings per share - Basic and Diluted EPS Discontinued Operation (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Earnings per share [abstract]
Loss for the period from discontinued operations	$ 0	$ (1,201)	$ 0	$ (3,629)
Loss attributable to Equity of the Company from discontinued operations	$ 0	$ (1,201)	$ 0	$ (3,629)
Denominator
Weighted average number of shares for basic EPS (in shares)	203,688,733	201,348,650	202,988,661	201,290,284
Weighted average number of shares for diluted EPS (in shares)	203,688,733	201,348,650	202,988,661	201,290,284
Loss per share from discontinued operations - basic (in dollars per share)	$ 0	$ (0.01)	$ 0	$ (0.02)
Loss per share from discontinued operations - diluted (in dollars per share)	$ 0	$ (0.01)	$ 0	$ (0.02)